Fixed Assets	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Fixed Assets

Note 4.	Fixed Assets

Fixed assets comprised the following at December 31:

	2017	2016
Computer equipment	$22,924	$18,303
Warehouse and refrigeration equipment	135,607	106,737
Leasehold improvements	26,600	26,600
Automobile	174,621	174,621
Total	359,752	326,261
Less: Accumulated depreciation and amortization	(213,256)	(150,856)
Fixed assets, net	$146,496	$175,405

For the years ended December 31, 2017 and 2016, depreciation and amortization expense of fixed assets totaled approximately $62,400 each year.